Certain Transactions	6 Months Ended
Jun. 30, 2025
Certain Transactions [Abstract]
Certain Transactions
Note 3. Certain Transactions
MakerBot and Ultimaker transaction ("Ultimaker")
On August 31, 2022, Stratasys completed the merger of MakerBot (previously, a wholly-owned subsidiary) with Ultimaker, which together formed a new entity under the name Ultimaker.
The Company accounts for its investment in the combined company Ultimaker according to the equity method in accordance with ASC Topic 323, as it has retained the ability to exercise significant influence but does not control the new entity. The Company recognized an equity method investment in a total amount of $105.6 million comprised of the assumed fair value of the MakerBot shares and additional amount invested in cash by the Company, representing a share of 46.5% in the new entity.
As of June 30, 2025 and December 31, 2024 the Company's equity investment in Ultimaker amounted to $35.1 million and $39.1 million, respectively, which represents the Company's investment in Ultimaker, net of the Company's share in Ultimaker's net losses. The Company's share in losses of Ultimaker for the six-month periods ended June 30, 2025 and 2024 was approximately $4.0 million and $0.1 million, respectively.
Recent acquisitions
During the six-month period ended June 30, 2025, the Company completed several immaterial transactions, including the acquisition of Forward AM and certain assets of Nexa3D Inc.
Other long-term investments
In addition to the investment in Ultimaker, other investments included under long-term investments represent investments in non-marketable equity securities and convertible notes of several companies without readily determinable fair value in which the Company does not have a controlling interest or significant influence. During the six months ended June 30, 2025 and during 2024, the Company invested a total of $4.2 million and $13.8 million, respectively, in non-marketable equity securities and convertible notes of several companies. As of June 30, 2025 and December 31, 2024, the total amount invested by the Company in other long-term investments was $44.2 million and $41.1 million, respectively.